Note 20 - Business Segments (Details) - Other Significant Segment Items In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Network Service and Systems Integration Business [Member] USD ($)	Mar. 31, 2014 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2014 ATM Operation Business [Member] USD ($)	Mar. 31, 2014 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2013 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2012 ATM Operation Business [Member] JPY (¥)
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 85,677	¥ 8,822,981	¥ 7,507,808	¥ 7,143,631	$ 81,619	¥ 8,405,080	¥ 7,178,397	¥ 7,006,576	$ 4,058	¥ 417,901	¥ 329,411	¥ 137,055